Immaterial Corrections of Prior Period Financial Statements - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Goodwill	$ 68,711			$ 16,161				$ 705	$ 31,654	$ 705
Operating right of use assets	16,835			12,827				155
Long-term investments	23,319			35,588				8,487
Other non-current assets	1,235			903				7,478
Total assets	370,319			473,437				233,869
Liabilities
Other current liabilities	8,831			7,137				2,235
Current portion of operating lease liabilities	3,878			3,086				115
Operating lease liability-long term	12,808			9,647				19
Deferred tax liabilities	7,972			5,073				5,045
Other long-term liabilities	770			620				7,275
Total liabilities	86,421			106,807				37,688
Stockholders' Equity
Accumulated deficit	(709,451)			(605,758)				(349,747)
Accumulated other comprehensive loss	(13,162)			222				1,231
Total Ideanomics, Inc. shareholders' equity	262,775			363,027				183,695
Non-controlling interest	19,861			2,341				3,739
Total equity	282,636	$ 319,427	$ 364,800	365,368	$ 527,727	$ 543,198	$ 417,043	187,434	$ 58,737	$ 43,212
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity	$ 370,319			$ 473,437				233,869
Previously Reported
ASSETS
Goodwill								1,165
Operating right of use assets								7,117
Long-term investments								8,570
Other non-current assets								517
Total assets								234,412
Liabilities
Other current liabilities								1,920
Current portion of operating lease liabilities								430
Operating lease liability-long term								6,759
Deferred tax liabilities								0
Other long-term liabilities								535
Total liabilities								32,643
Stockholders' Equity
Accumulated deficit								(346,883)
Accumulated other comprehensive loss								1,256
Total Ideanomics, Inc. shareholders' equity								186,584
Non-controlling interest								6,438
Total equity								193,022
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity								234,412
Adjustments
ASSETS
Goodwill								(460)
Operating right of use assets								(6,962)
Long-term investments								(83)
Other non-current assets								6,961
Total assets								(543)
Liabilities
Other current liabilities								315
Current portion of operating lease liabilities								(315)
Operating lease liability-long term								(6,740)
Deferred tax liabilities								5,045
Other long-term liabilities								6,740
Total liabilities								5,045
Stockholders' Equity
Accumulated deficit								(2,864)
Accumulated other comprehensive loss								(25)
Total Ideanomics, Inc. shareholders' equity								(2,889)
Non-controlling interest								(2,699)
Total equity								(5,588)
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity								$ (543)